Annual Total Returns - Voya Index Solution 2040 Portfolio (Class ADV I S S2 Shares) [BarChart] - Class ADV I S S2 Shares - Voya Index Solution 2040 Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011
2012	15.03%
2013	23.19%
2014	5.73%
2015	(1.78%)
2016	7.67%
2017	19.05%
2018	(7.94%)
2019	23.19%
2020	15.08%